Shareholder Report, Line Graph (Details) - USD ($)			4 Months Ended	6 Months Ended	12 Months Ended	16 Months Ended	24 Months Ended	28 Months Ended	36 Months Ended	40 Months Ended	48 Months Ended	52 Months Ended	60 Months Ended	64 Months Ended	72 Months Ended	76 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Aug. 27, 2019	Dec. 31, 2015	Dec. 31, 2019	Dec. 31, 2025	Dec. 31, 2016	Dec. 31, 2020	Dec. 31, 2017	Dec. 31, 2021	Dec. 31, 2018	Dec. 31, 2022	Dec. 31, 2019	Dec. 31, 2023	Dec. 31, 2020	Dec. 31, 2024	Dec. 31, 2021	Dec. 31, 2025	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
C000004198
Account Value [Line Items]
Line Graph and Table Measure Name				Hussman Strategic Market Cycle Fund
Accumulated Value		$ 10,000			$ 8,851		$ 7,725		$ 8,403		$ 6,818		$ 7,808		$ 7,790		$ 9,140	$ 8,079	$ 7,512	$ 7,982
C000212809
Account Value [Line Items]
Line Graph and Table Measure Name				Hussman Strategic Allocation Fund
Accumulated Value	$ 10,000		$ 9,933			$ 11,047		$ 11,845		$ 12,368		$ 12,449		$ 12,666		$ 13,658
C000004199
Account Value [Line Items]
Line Graph and Table Measure Name				Hussman Strategic Total Return Fund
Accumulated Value		10,000			10,803		10,934		11,096		12,363		13,779		13,945		13,077	13,866	14,706	17,785
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			11,196		13,640		13,042		17,149		20,304		26,132		21,399	27,025	33,786	39,827
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		11,337			13,423		17,276		14,147		17,866		22,336		26,329
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Accumulated Value		$ 10,000			$ 10,265		$ 10,628		$ 10,629		$ 11,556		$ 12,423		$ 12,232		$ 10,641	$ 11,229	$ 11,369	$ 12,199
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000		9,967			10,715		10,550		9,177		9,685		9,806		10,522
Bloomberg US EQ:FI 60:40 Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg US EQ:FI 60:40 Index
Accumulated Value	$ 10,000		$ 10,751			$ 12,536		$ 14,432		$ 12,000		$ 14,208		$ 16,364		$ 18,624